Expense Example - ON Moderately Conservative Model Portfolio - ON Moderately Conservative Model Portfolio Shares	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	102	328	583	1,312